COMMITMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 6. COMMITMENTS

Registration and Stockholder Rights Agreement

Pursuant to a registration and stockholder rights agreement entered into on September 29, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants issued upon conversion of the Working Capital Loans) are entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to consummation of a Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $16,100,000 in the aggregate. Subject to the terms of the underwriting agreement, (i) the deferred fee will be placed in the Trust Account and released to the underwriters only upon the completion of a Business Combination and (ii) the deferred fee will be waived by the underwriters in the event that the Company does not complete a Business Combination. The deferred fee was paid upon completion of the Business Combination described in Note 1.

Merger Agreement

On May 4, 2021 (the “Closing Date”), the registrant consummated the previously announced business combination pursuant to that certain Agreement and Plan of Merger, dated December 8, 2020, by and among Vesper Healthcare Acquisition Corp. (“Vesper Healthcare”), Hydrate Merger Sub I, Inc. (“Merger Sub I”), Hydrate Merger Sub II, LLC (“Merger Sub II”), LCP Edge Intermediate, Inc., the indirect parent of Edge Systems LLC d/b/a The HydraFacial Company (“HydraFacial”), and LCP Edge Holdco, LLC (“LCP,” and, in its capacity as the stockholders’ representative, the “Stockholders’ Representative”) (the “Merger Agreement”), which provided for: (a) the merger of Merger Sub I with and into HydraFacial, with HydraFacial continuing as the surviving corporation (the “First Merger”), and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of HydraFacial with and into Merger Sub II, with Merger Sub II continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). As a result of the First Merger, the registrant owns 100% of the outstanding common stock of HydraFacial and each share of common stock and preferred stock of HydraFacial has been cancelled and converted into the right to receive a portion of the consideration payable in connection with the Mergers. As a result of the Second Merger, the registrant owns 100% of the outstanding interests in Merger Sub II. In connection with the closing of the Business Combination (the “Closing”), the registrant owns, directly or indirectly, 100% of the stock of HydraFacial and its subsidiaries and the stockholders of HydraFacial as of immediately prior to the effective time of the First Merger (the “HydraFacial Stockholders”) hold a portion of the Class A Common Stock, par value $0.0001 per share, of the registrant (the “Class A Stock”).

Pursuant to the terms of the Merger Agreement and customary adjustments set forth therein, the aggregate merger consideration paid to the HydraFacial Stockholders in connection with the Business Combination was approximately $975,000,000 less HydraFacial’s net indebtedness as of the Closing Date, and subject to further adjustments for transaction expenses, and net working capital relative to a target. The merger consideration included both cash consideration and consideration in the form of newly issued Class A Stock. The aggregate cash consideration paid to the HydraFacial Stockholders at the Closing was approximately $368 million, consisting of the Company’s cash and cash equivalents as of the Closing (including proceeds of $350 million from the Company’s private placement of an aggregate of 35,000,000 shares of Class A Stock (the “Private Placement”) with a limited number of accredited investors (as defined by Rule 501 of Regulation D) without any form of general solicitation or general advertising pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and approximately $433 million of cash available to the Company from the trust account that held the proceeds from the Company’s initial public offering (the “Trust Account”) after giving effect to income and franchise taxes payable in respect of interest income earned in the Trust Account and redemptions that were elected by the Company’s public stockholders, minus approximately $224 million used to repay HydraFacial’s outstanding indebtedness at the Closing, minus approximately $94 million of transaction expenses of HydraFacial and the Company, minus $100 million. The remainder of the consideration paid to the HydraFacial Stockholders consisted of 35,501,743 newly issued shares of Class A Stock (the “Stock Consideration”).

The foregoing consideration paid to the HydraFacial Stockholders may be further increased by up to $75.0 million payable as earn-out shares of Class A Stock upon the completion of certain acquisitions within one year of Closing pursuant to the terms of the Merger Agreement.

All outstanding shares of Class B Stock were automatically converted into shares of Class A Stock on a one-for-one basis at the Closing and will continue to be subject to the transfer restrictions applicable to such shares of Class B Stock.

In connection with the Merger Agreement, certain accredited investors (the “PIPE Investors”) entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors agreed to purchase 35,000,000 shares (the “PIPE Shares”) of The Beauty Health Company Class A Common Stock at a purchase price per share of $10.00 and an aggregate purchase price of $350,000,000 (the “PIPE Investment”). The PIPE Investment was consummated substantially concurrently with the Closing.

In connection with the Closing, holders of 2,672,690 shares of Class A Stock exercised their rights to redeem those shares for cash at an approximate price of $10.00 per share, for an aggregate of approximately $26,737,737, which was paid to such holders at Closing.

Immediately after giving effect to the Merger and the PIPE Investment, there were 125,329,053 shares of The Beauty Health Company Class A Common Stock.

In connection with the Closing, the registrant changed its name from “Vesper Healthcare Acquisition Corp.” to “The Beauty Health Company”.

NOTE 7. COMMITMENTS

Registration and Stockholder Rights Agreement

Pursuant to a registration and stockholder rights agreement entered into on September 29, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants issued upon conversion of the Working Capital Loans) are entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to consummation of a Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $16,100,000 in the aggregate. Subject to the terms of the underwriting agreement, (i) the deferred fee will be placed in the Trust Account and released to the underwriters only upon the completion of a Business Combination and (ii) the deferred fee will be waived by the underwriters in the event that the Company does not complete a Business Combination.

Merger Agreement

On December 8, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Merger Sub I, Merger Sub II, LCP Edge Intermediate, Inc., indirect parent of Edge Systems LLC d/b/a The HydraFacial Company (“HydraFacial”), and LCP Edge Holdco, LLC (“LCP” and, in its capacity as the stockholders’ representative, the “Stockholders’ Representative”), which provides for, among other things: (i) the merger of Merger Sub I with and into HydraFacial, with HydraFacial continuing as the surviving corporation (the “First Merger”); and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of HydraFacial with and into Merger Sub II, with Merger Sub II continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers”). The transactions set forth in the Merger Agreement, including the Mergers, will constitute a “Business Combination”.

Pursuant to the Merger Agreement, the aggregate merger consideration payable to the stockholders of HydraFacial will be paid in a combination of stock and cash equal to $975,000,000, subject to adjustments, (the “Merger Consideration”). The cash consideration will be an amount equal to the Company’s cash and cash equivalents as of the Closing (including proceeds in connection with the Private Placement and the funds in the Company’s Trust Account), minus HydraFacial’s outstanding indebtedness at the closing, minus transaction expenses of HydraFacial and the Company, minus $100,000,000. However, cash consideration, together with certain contractual fee payments, will be subject to a maximum of 60% of the aggregate Merger Consideration. The remainder of the Merger Consideration will be paid in a number of shares of newly issued Class A common stock of the Company (“Company Common Stock”) valued at $10.00 per share. In addition, the Company will pay off, or cause to be paid off, on behalf of HydraFacial and in connection with the Closing, HydraFacial’s outstanding indebtedness under its existing credit facilities.

In addition to the consideration to be paid at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), the stockholders of HydraFacial may be entitled to receive contingent consideration from the Company of up to $75,000,000, payable in shares of Company Common Stock, based upon revenues of certain identified acquisition targets if such acquisitions are consummated within one year of the Closing.

The Business Combination will be consummated subject to the deliverables and provisions as further described in the Merger Agreement.